Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2019
Investment in Joint Ventures and Associates [Abstract]
Disclosure of Investment in Joint Ventures and Associates
16.	Investment in joint ventures and associates

	December 31, 2019	December 31, 2018
Rombo Cía. Financiera S.A.	657,687	782,270
BBVA Consolidar Seguros S.A.	264,606	207,901
Interbanking S.A.	113,656	52,094
Volkswagen Financial Services Compañía Financiera S.A. (1)	—	983,910
PSA Finance Arg. Cía. Financiera S.A. (1)	—	674,475
Other	—	1,038

TOTAL	1,035,949	2,701,688

(1)	As from July 1, 2019, the Bank had control over the companies as mentioned in Note 5.1.a).
The following table summarises the information related to the most significant investm
e
nts in joint ventures:

	PSA Finance Arg. Compañía Financiera S.A.	Rombo Compañía Financiera S.A.		Volkswagen Financial Services Compañía Financiera S.A.
	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2018
Total Assets	6,321,185	7,934,042	13,875,829	12,377,624
Total Liabilities	4,972,235	6,289,825	11,920,150	10,448,390
Profit	229,683	290,597	103,017	379,314
Equity	1,348,950	1,644,217	1,955,679	1,929,234
Ownership interest	50%	40%	40%	51%